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December 28, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN: Ms. Patsy Mengiste
      Document Control -- EDGAR

RE:   RiverSource International Series, Inc.
        RiverSource Disciplined International Equity Fund
        RiverSource European Equity Fund
        RiverSource International Opportunity Fund
      Post-Effective Amendment No. 47
File Nos. 002-92309/811-04075
Accession Number: 0000950137-07-018822

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 47 (Amendment). This Amendment was filed electronically on Dec. 20, 2007.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.